INVESTMENT VALUED UNDER THE MEASUREMENT ALTERNATIVE	12 Months Ended
Dec. 31, 2022
Investment Valued Under Measurement Alternative
INVESTMENT VALUED UNDER THE MEASUREMENT ALTERNATIVE

NOTE 3 - INVESTMENT VALUED UNDER THE MEASUREMENT ALTERNATIVE

A.	On June 22, 2020, the Company entered into a share purchase agreement with Nanomedic Technologies Ltd., an Israeli private company and a related party as further described below (“Nanomedic”) as part of an A-1 funding round open only to existing Nanomedic shareholders and their affiliates. Nanomedic developed SpinCare™, a system that integrates electrospinning technology into a portable, bedside device, offering immediate wound and burn care treatment. The Company paid $450 thousand for A-1 preferred shares of Nanomedic and also received warrants to purchase A-1 preferred shares. Such investment represents a holding of approximately 3.3% in Nanomedic. The round raised approximately $2.2 million in total. Citrine S A L and certain of its partnerships, all affiliates of the Company, were already beneficial shareholders of Nanomedic immediately prior to the A-1 funding round. Ilan Ben-Ishay, a former director of the Company was already a beneficial shareholder of Nanomedic immediately prior to the A-1 funding round. Ora Elharar Soffer, chairperson and CEO of the Company, was already a director of both Nanomedic and its Israeli parent company Nicast Ltd. immediately prior to the A-1 funding round, and she was also already a beneficial shareholder of Nanomedic immediately prior to the A-1 funding round.

The Company accounts for the investment in Nanomedic in accordance with the provisions of ASC 321, “Investments - Equity Securities”, and elected to use the measurement alternative therein. The investment will be re-measured upon future observable price change(s) in orderly transaction(s) or upon impairment, if any. No such observable price changes have occurred during 2022 and 2021.

B.	On December 30, 2022, the Company, MyPlant Bio Ltd., a company incorporated under the laws of the State of Israel (“MyPlant”), Cannasoul Analytics Ltd., a company incorporated under the laws of Israel (“Cannasoul”), and PurPlant Inc., a company duly incorporated under the laws of Canada (“PurPlant”) (Cannasoul and PurPlant are collectively referred to as the “Shareholders”), and Professor Dedi Meiri, an Israeli individual (“Prof Meiri”) entered into the Share Purchase and Option Agreement (the “Share Purchase and Option Agreement”) for the purchase by the Company of up to 55% of MyPlant’s issued and outstanding share capital on a fully diluted basis.

The Company purchased 10% of the outstanding MyPlant Shares from the Shareholders an aggregate of 44,328 ordinary shares of MyPlant (the “MyPlant Shares”) representing, on a fully diluted basis, in consideration of $444,444 payable by the issuance by the Company to the selling Shareholders of an aggregate of 9,259,250 shares of Citrine Global’s common stock par value $0.001 per share (the “Citrine Global Stock”). In addition, under the Share Purchase and Option Agreement, the Company was granted an option by the Shareholders to purchase an additional 35% of MyPlant Shares, on a fully diluted basis (the “Shareholders Option”), in consideration of $1,555,556 payable by the issuance of Company shares to the selling shareholders based on the average sale price of the Citrine Global Stock on the trading day preceding the exercise of such option by Citrine Global, as reflected on the principal market on which the stock is then quoted or traded, up to 32,407,417 shares, and a separate option by MyPlant to purchase an additional 10% of the MyPlant Shares, on a fully diluted basis (the “MyPlant Option”), in consideration of $444,444, which is payable, in the Company’s discretion, in cash or in the issuance to MyPlant of shares of the Company’s stock based on the average sale price of the Citrine Global Stock on the trading day preceding the exercise of such option by Citrine Global, as reflected on the principal market on which the stock is then quoted or traded up to 9,259,250 shares of Company’s Stock. Said options are exercisable through September 30, 2023 (the “Option Expiry Date”). If both the shareholders Option and the Company Options are exercised, the Company will hold 55% of MyPlant Shares, on a fully diluted basis. Under the Share Purchase and Option Agreement, the Company is authorized to continue its due diligence through the Option Expiry Date. The number of shares is subject to adjustment in respect of any stock split or other recapitalization of the Company

The transactions under the Share Purchase and Option Agreement are based on a MyPlant company valuation of approximately $4.45 million. The Company is authorized at any time on or before the Option Expiry Date to obtain an independent third-party valuation of MyPlant. If it is determined by such third party valuation that the MyPlant valuation is less than $4.45 million then the consideration payable in respect of the exercise price of the options will be accordingly adjusted, provided however that in any case MyPlant’s valuation in the transaction shall not be below US$1,000,000.

CITRINE GLOBAL CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Under the Share Purchase and Option Agreement, MyPlant granted to the Company the exclusive right to utilize MyPlant’s activities as specified in the agreement, including without limitation, the screening platforms using cell line models for certain diseases and conditions to detect effective plant materials and/or other substances for the treatment of these conditions and a and a right of first opportunity to commercialize intellectual property developed by MyPlant that is in the Company’s (or its subsidiaries’) field of business, provided that, if by December 31, 2023 the Company does not exercise either of the Shareholders Option or the Company Option and/or enter into a service agreement with MyPlant, then the exclusive rights shall terminate but the right of first opportunity to commercialize intellectual property developed by MyPlant shall continue thereafter until June 31, 2024, unless such rights have been extended beyond such date under the terms to be agreed in the service agreement entered into by the Company and Citrine Global. In addition, under the Share Purchase and Option Agreement, Cannasoul, MyPlant’s majority Shareholder, agreed to not compete with MyPlant’s activities.

The Company was granted observer rights on the MyPlant board of Directors (the “MyPlant Board”). Following the exercise by Citrine Global of the Shareholders Option, the MyPlant Board shall be comprised of four (4) directors of which MyPlant will be authorized to designate two of such directors.

The Company accounts for the investment in MyPlant in accordance with the provisions of ASC 321, “Investments - Equity Securities”, and elected to use the measurement alternative therein. The investment will be re-measured upon future observable price change(s) in orderly transaction(s) or upon impairment, if any.